Consolidated Statement Of Cash Flows - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit for the year from continuing operations	$ 6,253,518		$ 4,485,000		$ 3,341,373
Net profit for the year from discontinued operations	5,128,601		1,020,255		743,697
Net profit for the year	11,382,119		5,505,255		4,085,070
Adjustments to reconcile net profit to net cash generated by operating activities
Income tax expense	3,780,642		2,295,947		2,370,635
Depreciation and amortization	3,987,936		3,655,322		3,728,041
Provisions	(93,206)		68,091		147,781
Interest expense	1,186,647		1,349,383		449,351
Exchange rate differences	(2,821,500)		(415,085)		303,154
Investment losses recognized	403,791
Gain on disposal of property, plant and equipment	40,692		(4,657)		(35,291)
Income from the operation of Yguazú Cementos S.A (Note 42)	(6,645,683)		(1,116,066)		(810,159)
Impairment of property, plant and equipment (Note 13)	946,954
Gain on monetary position	(839,109)		(1,517,775)		(447,609)
Recognition of allowance for other doubtful receivables	156,523
Changes in operating assets and liabilities
Inventories	788,549		87,893		(869,045)
Other receivables	92,068		602,760		416,552
Trade accounts receivable	(541,437)		(905,649)		(1,595,864)
Advances from customers	525,780		(35,533)		(210,327)
Accounts payable	(248,948)		1,372,276		1,793,516
Salaries and social security contributions	515,390		482,075		144,625
Provisions	(48,345)		(148,318)		(232,013)
Tax liabilities	(100,084)		342,747		(20,372)
Other liabilities	156,198		86,035		(43,626)
Income tax paid	(1,237,409)		(2,378,465)		(2,167,162)
Net cash generated by continuing operating activities	11,387,568		9,326,236		7,007,257
Net cash generated by discontinued operating activities (Note 42)	837,590		1,511,718		1,576,277
Net cash generated by operating activities	12,225,158		10,837,954		8,583,534
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of interest in Yguazú Cementos S.A. (Note 42)	8,344,118
Proceeds from disposal of property, plant and equipment	39,801		88,614		10,435
Payments to acquire property, plant and equipment	(9,638,982)		(15,945,596)		(6,990,286)
Payments to acquire intangibles assets	(86,564)		(75,736)		(45,844)
Contributions to FFFSFI	(87,857)		(40,170)		(96,897)
Advance payments to acquire property, plant and equipment					(1,556,455)
Net cash used in continuing investing activities	(1,429,484)		(15,972,888)		(8,679,047)
Net cash used in discontinued investing activities (Note 42)	(137,227)		(48,890)		(167,013)
Net cash used in investing activities	(1,566,711)		(16,021,778)		(8,846,060)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	12,691,980		12,927,725		2,895,259
Interest paid	(2,908,836)		(2,638,155)		(1,498,897)
Lease payments	(147,111)		(137,244)
Dividend paid	(2,663,733)
Repayment of borrowings	(17,475,599)		(6,654,287)		(5,574,086)
Net cash (used in) generated by continuing financing activities	(10,503,299)		3,498,039		(4,177,724)
Net cash used in discontinued financing activities (Note 42)	(2,573,229)		(1,570,984)		(660,367)
Net cash (used in) generated by financing activities	(13,076,528)		1,927,055		(4,838,091)
Net decrease in cash and cash equivalents	(2,418,081)		(3,256,769)		(5,100,617)
Less: Net effect of discontinued operations (Note 42)	1,872,866		108,156		(748,897)
Cash and cash equivalents at the beginning of the year	1,775,547	[1]	4,881,645	[1]	9,485,823
Effect of restating in constant currency of cash and cash equivalents	(156,797)		(220,586)		(205,023)
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	3,302,013		263,101		1,450,359
Cash and cash equivalents at the end of the year	$ 4,375,548		$ 1,775,547	[1]	$ 4,881,645	[1]

[1]	The cash and cash equivalents as of December 31, 2019 and 2018 from the discontinued operations amounted to 1,719,399 and 1,195,670.